CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 26,133,088	$ 57,620,552	$ 47,083,424
Adjustments to reconcile net income to net cash (used in) / provided by operating activities:
Depreciation of property, plant and equipment	10,899,049	7,994,638	3,149,314
(Gain)/Loss on disposal of property, plant and equipment	(56,107)	12,726
Amortization of land use right	330,244	322,638	259,438
Stock-based compensation	3,705,109
Warrant compensation expense		5,700,000
Changes in assets and liabilities:
Accounts receivable, net	4,126,206	(2,046,819)	721,098
Notes receivable, net	139,228	(554,789)
Inventories	1,929,773	(16,712,453)	(1,043,397)
Prepaid expenses	6,435	621,611	(914,841)
Prepaid purchases	(29,666,016)	(16,284,440)	(11,361,129)
Other receivable	(142,305)	(697,676)	224,051
Accounts payable	(5,813,580)	5,168,689	(4,967,264)
Income tax payable	(369,983)	1,078,582	334,361
Customers deposit	(11,856,194)	12,911,217	1,539,833
Accrued liabilities and other payables	(1,466,919)	1,113,651	1,452,762
Net cash (used in) / provided by operating activities	(2,101,972)	56,248,127	36,477,650
Cash flows from investing activities:
Cash paid for property, plant and equipment	(30,561,916)	(29,816,858)	(65,063,864)
Proceeds from disposal of property, plant and equipment	59,517	9,655
Payment of purchases of land use right		(9,073,284)	(1,903,656)
Payment of acquisition of future land use right	(11,112,875)	(10,213,261)	(2,093,071)
Cash deposit - potential business initiative program - related party		(5,000,000)
Cash deposit refunded - related party		5,000,000
Advance to unrelated third parties	(4,017,304)	(3,415,724)
Advance from unrelated third party	1,587,554
Repayment of advance to unrelated third parties	5,252,326
Investment in certificates of deposit	(16,193,047)	(3,101,978)
Changes in restricted cash	(25,788,547)	(47,212,098)	(29,032,134)
Changes in prepaid machinery deposits			13,973,966
Net cash used in investing activities	(80,774,292)	(102,823,548)	(84,118,759)
Cash flows from financing activities:
Repayment of term loans	(50,484,204)	(45,831,718)	(45,984,848)
Proceeds from term loans	63,184,632	43,815,432	56,093,042
Proceeds from notes payable, net	51,992,380	111,733,230	45,213,650
Proceeds received from common stock issued and warrant conversion, net			28,682,613
Proceeds received from exercise of warrants		66,473,875
Warrant compensation expense		(5,700,000)
Purchase of treasury stock	(1,554,674)	(4,516,744)
Net cash provided by financing activities	63,138,134	165,974,075	84,004,457
Net (decrease) / increase in cash	(19,738,130)	119,398,654	36,363,348
Effect on change of exchange rates	1,998,222	7,724,965	3,506,581
Cash as of January 1	246,600,917	119,477,298	79,607,369
Cash as of December 31	228,861,009	246,600,917	119,477,298
Cash paid during the year for:
Interest paid	8,322,263	6,254,304	3,927,906
Income tax paid	$ 12,267,157	$ 20,883,046	$ 15,738,892